Average Annual Total Returns - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIPDisciplinedSmallCapPortfolio-InitialServiceService2PRO - VIP Disciplined Small Cap Portfolio	Apr. 30, 2025
VIP Disciplined Small Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.87%
Past 5 years	10.56%
Past 10 years	8.62%
VIP Disciplined Small Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	16.79%
Past 5 years	10.45%
Past 10 years	8.51%
VIP Disciplined Small Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	16.57%
Past 5 years	10.28%
Past 10 years	8.35%
RS002
Average Annual Return:
Past 1 year	11.54%
Past 5 years	7.40%
Past 10 years	7.82%
RS003
Average Annual Return:
Past 1 year	23.81%
Past 5 years	13.86%
Past 10 years	12.55%